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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 06/30/2012

ITEM 1. REPORTS TO UNITHOLDERS.

IOWA PUBLIC AGENCY INVESTMENT TRUST

IOWA PUBLIC AGENCY

INVESTMENT TRUST

DIVERSIFIED FUND

ANNUAL FINANCIAL REPORT

FISCAL YEAR ENDING

UNE 30, 2012

The Fund is distributed by Miles Capital, Inc.

Shares of the Fund are NOT INSURED BY THE FDIC.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of the Fund’s portfolio is subject to change.

This annual report is not authorized for distribution unless accompanied or preceded by a current Information Statement also known as a prospectus.  An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money.  This and other important information about the investment company can be found in the Fund’s Information Statement.  To obtain more information, please call 800-872-4024 or visit the website IPAIT.org.  Please read the Information Statement carefully before investing.

IPAIT - www.IPAIT.org

TABLE OF CONTENTS

INTRODUCTORY SECTION

Letter from the Chair

3

Board of Trustees

5

Service Providers

7

Organization Chart

8

FINANCIAL SECTION

Report of Independent Registered Public Accounting Firm

9

Management’s Discussion and Analysis

10

Schedule of Investments

13

Statement of Net Assets

15

Statements of Operations

16

Statements of Changes in Net Assets

16

Notes to Financial Statements

17

Financial Highlights

20

INVESTMENT SECTION

Fund Facts Summary

21

Introduction

22

Risk Profile

24

Performance Summary

25

Fund Expenses

26

Investment Commentary

29

IPAIT Investment Policy

30

Investing and Non-Investing Participants

34

STATISTICAL SECTION

Statistical Information

36

Changes in Net Assets

38

Glossary of Investment Terms

39

This page intentionally left blank.

 LETTER FROM THE CHAIR

August 22, 2012

Dear Fellow IPAIT Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to submit the Diversified Fund Annual Financial Report for the Fiscal Year ended June 30, 2012.

About the Report

While IPAIT's financial statements and the related financial data contained in this report have been prepared in conformity with U.S. generally accepted accounting principles and have been audited by IPAIT's Independent Registered Public Accounting Firm, KPMG LLP, the ultimate accuracy and validity of this information is the responsibility of the management of the Iowa Public Agency Investment Trust Board of Trustees.  To carry out this responsibility, the Board of Trustees maintains financial policies, procedures, accounting systems and internal controls which the Board believes provide reasonable, but not absolute, assurance that accurate financial records are maintained and investment assets are safeguarded.

In addition, the three ex-officio trustees meet with the Program's service providers and legal counsel to review all aspects of IPAIT performance each month.  The Board of Trustees meets quarterly to similarly review Program performance and compliance.  In addition, the IPAIT Board of Trustees regularly subjects IPAIT to a comprehensive review of all services and costs of operation.

In the Board's opinion, IPAIT's internal controls are adequate to ensure that the financial information in this report presents fairly the IPAIT Diversified Fund operations and financial condition.

The Federal Reserve has continued to keep interest rates at historically low levels targeting 0.00-0.25 percent since December 16, 2008.  During this period, the IPAIT Diversified Fund maintained yields comparable to other money market funds, while being an educational resource for IPAIT participants.  For a detailed review of the Fund, please refer to Management’s Discussion and Analysis and the Investment Commentary from IPAIT’s Investment Adviser in this report.

Investment Policies and Strategies

IPAIT was created pursuant to Iowa Code Chapter 28E in 1987 to enable eligible Iowa public agencies to invest their available operating and reserve funds in a competitive rate environment, safely and effectively.  The Diversified Fund has followed established money market mutual fund investment parameters designed to maintain a $1 per unit net asset value since inception.

Investment Safeguards

The Fund continues to be focused on the investment objectives as stated in the IPAIT Investment Policy.  These goals, in order of priority are: safety of invested principal, maintenance of liquidity, and maximum yield.  Within these objectives, the Fund strives to provide participants with the best available rate of return for legally authorized investments.  All security settlements within either Fund are settled on a delivery-versus-payment (DVP) basis.  DVP settlements greatly reduce the possibility of inappropriate transmission of funds or securities.

Reliability of Investment Section

All commentary and displays in the Investment Section were prepared by IPAIT's service provider, Miles Capital, the program's Investment Adviser, Administrative Services provider, and Program Support provider.  Miles Capital has provided services to the IPAIT program since the program's inception in 1987.  All services provided by IPAIT to participants are subject to rigorous and regular verification.

Miles Capital and IPAIT have designed internal controls and procedures to ensure that material information is made known to the principal executive officers, David Miles (Chief Executive Officer), Vera Lichtenberger (Chief Compliance Officer), and Amy Mitchell (Chief Financial Officer), respectively during the reporting period for the semi-annual and annual report to shareholders.  These individuals are required to report any deficiencies and any actual or alleged fraud to the Fund Auditor and to the Executive Committee immediately upon discovery.

Statement of Operations

For the fiscal year ending June 30, 2012 (FY 12) and the fiscal year ending June 30, 2011 (FY 11) total interest earned, total operating expenses (net of waivers), net investment income, and average annual assets for the Fund were as follows:

Net Investment

Average

Interest Earned

Expenses

Income

Annual Assets

FY 12	$936,546	$855,169	$81,377	$518,580,523
FY 11	$1,323,438	$1,043,173	$280,265	$456,576,586

Interest earned, expenses, and net investment income all decreased year-over-year, despite average annual assets increasing significantly.  The marked decrease in interest earned is a reflection on the unprecedented low short-term interest rate environment.  Expenses were markedly lower due to voluntary expense waivers implemented by the sponsoring associations and service providers.  Those waivers remain in place in order to provide the participants a positive net yield.

Participant Meetings

IPAIT had a participant meeting this year with two proposals considered, election of the Board of Trustees and the selection of program auditors.  Details of the meeting results and proposal responses can be found on page 28 of this report.

Summary

On behalf of IPAIT's Board of Trustees, sponsoring associations and service providers, we thank you for your continued support of the Iowa Public Agency Investment Trust.  We encourage you to contact us with comments and suggestions regarding any improvements to the operation of IPAIT.  Your involvement in IPAIT is essential in its ability to provide a competitive investment alternative, and ongoing program opportunities for association members.

As we begin Fiscal Year 2012-2013, IPAIT will continue to be guided by its objectives of safety, liquidity, and competitive return.  In addition, IPAIT will be an excellent resource as a user-friendly investment alternative and also an educational resource.  The website provides monthly updates as well as access to the secure IPASonlineTM system.  We collectively pledge to continue working together to provide a safe source of interest income for every participant.

Respectfully,

Dianne L. Kiefer

Chair, Board of Trustees

 BOARD OF TRUSTEES

Alan Kemp

Executive Director,

Iowa League of Cities

IPAIT Assistant Secretary to the Board

William Peterson

Executive Director,

Iowa State Association of Counties

IPAIT Treasurer to the Board

Robert Haug

Executive Director,

Iowa Association of Municipal Utilities

IPAIT Secretary to the Board

Susan Vavroch

City Treasurer

City of Cedar Rapids

Dianne Kiefer

County Treasurer

Wapello County

Donald Kerker

Director, Finance and Administrative Services

Muscatine Power and Water

Richard Heidloff

County Treasurer

Lyon County

Craig Hall

Manager

Brooklyn Municipal Utilities

Brent Hinson

City Administrator

City of Washington

Charles Rieken

Cass County Supervisor

Lynn Miller

Director of Finance and Organizational Services,

CFO, Cedar Falls Utilities

Andrew Lent

City Coordinator

City of Vinton

The trustees and officers are not compensated for Board service.  Expenses incurred in attending meetings are paid by the Trust.

Name	Address	Age	Position held with IPAIT	Term of Office	Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios Overseen by Trustee	Outside Directorships During Past Five Years
Thomas Hanafan	209 Pearl Street Council Bluffs, IA 51503	63	Outgoing Trustee	Term Ending 2012	Since 1992	Council Bluffs Mayor	1	None
Richard Heidloff	206 S. Second Avenue Rock Rapids, IA 51246	67	Trustee	Term Ending 2014	Since 2006	Lyon County Treasurer	1	None
Brent Hinson	215 E Washington St. Washington, Iowa 52353	34	Trustee	Term Ending 2013	Since 2010	City Administrator, City of Washington	1	None
Donald Kerker	3205 Cedar Street Muscatine, IA 52761	61	Trustee	Term Ending 2014	Since 1999	Director, Finance & Administrative Services, Muscatine Power and Water	1	None
Dianne Kiefer	101 W. Fourth Street Ottumwa, IA 52501	62	Trustee, Chair	Term Ending 2013	Since 2000	Wapello County Treasurer, College Instructor, Buena Vista University	1	None
Andrew Lent	110 W. Third St. Vinton IA 52349	46	Incoming Trustee	Term Ending 2015	Starting August 2012	City Coordinator City of Vinton	1	None
Craig Hall	138 Jackson Street Brooklyn, IA 52211	60	Trustee, Vice Chair	Term Ending 2013	Since 2004	Manager, Brooklyn Municipal Utilities	1	None
Lynn Miller	One Utility Parkway P.O. Box 769 Cedar Falls, IA 50613	63	Trustee	Term Ending 2015	Since 2009	Cedar Falls Utilities Director of Finance and Organizational Services, CFO	1	None
Charles Rieken	Cass County Courthouse 5 West 7th Street Atlantic, IA 50022	65	Trustee	Term Ending 2015	Since 2011	Cass County Supervisor	1	None
Susan Vavroch	1111 Shaver Rd. NE Cedar Rapids, IA 52402	53	Trustee, Second Vice Chair	Term Ending 2014	Since 2003	Cedar Rapids City Treasurer	1	None
Alan Kemp	317 Sixth Avenue, Ste 800 Des Moines, IA 50309	51	IPAIT Assistant Secretary	Ex-Officio Trustee	Since 2007	Iowa League of Cities Executive Director
William Peterson	5500 Westown Pkwy Ste 190 W. Des Moines, IA 50266	61	IPAIT Treasurer	Ex-Officio Trustee	Since 1994	Iowa State Association of Counties Executive Director
Robert Haug	1735 NE 70th Avenue Ankeny, IA 50021	64	IPAIT Secretary	Ex-Officio Trustee	Since 1987	Iowa Association of Municipal Utilities Executive Director

 SERVICE PROVIDERS

Sponsoring Associations

Iowa Association of Municipal Utilities

1735 NE 70th Avenue

Ankeny, IA 50021-9353

Robert Haug, Executive Director

bhaug@iamu.org

515-289-1999

Iowa State Association of Counties

5500 Westown Parkway, Suite 190

West Des Moines, IA 50266-8202

William Peterson, Executive Director

bpeterson@iowacounties.org

515-244-7181

Iowa League of Cities

317 Sixth Avenue, Suite 800

Des Moines, IA 50309

Alan Kemp, Executive Director

alankemp@iowaleague.org

515-244-7282

Legal Counsel

AHLERS & COONEY, P.C.

100 Court Avenue, Suite 600

Des Moines, IA 50309

Elizabeth Grob 515-246-0305

egrob@ahlerslaw.com

Investment Adviser

Administrator

Program Support

Miles Capital

Century II Building

1415 28th Street, Suite 200

West Des Moines, IA 50266-1461

John Osier 515-224-2769

josier@miles-capital.com

Amy Mitchell 515-224-2720

amitchell@miles-capital.com

Anita Tracy 515-224-2725

atracy@miles-capital.com

Vera Lichtenberger 515-224-2764

vlichtenberger@miles-capital.com

Custodian

Wells Fargo Bank, N.A.

MAC N9311-115

625 Marquette Avenue, 11th Floor
Minneapolis, MN 55479

Brent Jordahl 612-316-0112

brent.m.jordahl@wellsfargo.com

Independent Registered Public

Accounting Firm

KPMG LLP

2500 Ruan Center

666 Grand Avenue

Des Moines, IA 50309

Michael Martens 515-697-1350

mmartens@kpmg.com

ORGANIZATION CHART

IPAIT Board of Trustees

Dianne Kiefer, Chair

Craig Hall, Vice Chair

Susan Vavroch, Second Vice Chair

Donald Kerker, Board Member

Richard Heidloff, Board Member

Lynn Miller, Board Member

Brent Hinson, Board Member

Charles Rieken, Board Member

Andrew Lent, Board Member

IPAIT Sponsoring Association

Iowa League of Cities

Alan Kemp

Iowa State

Association of Counties

William Peterson

Iowa Association of

Municipal Utilities

Robert Haug

IPAIT Custodian

Wells Fargo Bank, N.A.

Brent Jordahl

IPAIT Investment Advisor

Miles Capital

John Osier

IPAIT Legal Counsel

Ahlers & Cooney, P.C.

Elizabeth Grob

IPAIT Independent Registered Public Accounting Firm

KPMG LLP

Michael Martens

IPAIT Administrator

Miles Capital

Vera Lichtenberger

Anita Tracy

IPAIT Program Support

Miles Capital

Amy Mitchell

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Unitholders

Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Diversified Portfolio of the Iowa Public Agency Investment Trust (the Fund), including the schedule of investments, as of June 30, 2012, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and the standards applicable to financial audits contained in Government Auditing Standards, issued by the Comptroller General of the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio of the Iowa Public Agency Investment Trust as of June 30, 2012, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

In accordance with Government Auditing Standards, we have also issued our report dated August 22, 2012 on our consideration of the Fund’s internal control over financial reporting and our tests of its compliance with certain provisions of laws, regulations, contracts, and grant agreements and other matters. The purpose of that report is to describe the scope of our testing of internal control over financial reporting and compliance and the results of that testing, and not to provide an opinion on the internal control over financial reporting or on compliance. That report is an integral part of an audit performed in accordance with Government Auditing Standards and should be considered in assessing the results of our audits.

U.S. generally accepted accounting principles require that the management’s discussion and analysis on pages 10-12 be presented to supplement the basic financial statements. Such information, although not a part of the basic financial statements, is required by the Governmental Accounting Standards Board who considers it to be an essential part of financial reporting for placing the basic financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States of America, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the basic financial statements, and other knowledge we obtained during our audit of the basic financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

August 22, 2012

 MANAGEMENT’S DISCUSSION AND ANALYSIS

This section of the IPAIT Diversified Portfolio’s Comprehensive Annual Financial Report presents management’s discussion and analysis of the financial position and results of operations as of and for the fiscal years ended June 30, 2012 (FY 12) and 2011 (FY 11).  This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments, Statement No. 37, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38).  This discussion and analysis should be read in conjunction with the basic financial statements of IPAIT’s Diversified Portfolio.

OVERVIEW OF THE FINANCIAL STATEMENTS

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s Diversified Portfolio.  The following components comprise the financial statements:  1) Schedule of Investments, 2) Statement of Net Assets, 3) Statements of Operations, 4) Statements of Changes in Net Assets, and 5) Notes to Financial Statements.

•

The Schedule of Investments lists each security held by the portfolio as of the date of current fiscal year end.

•

The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of the date of the current fiscal year end.

•

The Statements of Operations display the results of operations (income and expenses) of the portfolio for the two most recent fiscal years.

•

The Statements of Changes in Net Assets display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the two most recent fiscal years.

•

The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio and other information required by U.S. generally accepted accounting principles.

MANAGEMENT’S DISCUSSION AND ANALYSIS

Year-over-year changes in most financial statement amounts reported in IPAIT’s Diversified Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of pool participant/unitholder invested balances).  The pool is the portfolio.  Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio.  Over the twelve months ended June 30, 2012, the Federal Reserve’s Federal Open Market Committee did not change the Fed Funds target rate from a range of zero to 0.25 percent.  The Fed Funds target rate was set from a range of zero to 0.25 percent on December 16, 2008.

 MANAGEMENT’S DISCUSSION AND ANALYSIS

Condensed financial information and variance explanations for FY 12, as compared to FY 11 follows.

		Percent
Net Assets	June 30, 2012	Change	June 30, 2011
Total investments	$ 554,129,529	11%	$ 497,999,082
Excess of other assets over (under) total liabilities	(11,806,870)	-145%	26,017,908
Net assets held in trust for pool participants	542,322,659	3%	524,016,990

Average Net Assets	$ 518,580,523	4%	$ 456,576,586

Total investments and net assets increased 11 and 3 percent, respectively, comparing June 30, 2012 and June 30, 2011 amounts.  During FY 12, average net assets increased 14 percent to $518,580,523 from average net assets of $456,576,586 during FY 11.

		Percent
Change in Net Assets for the years ended	June 30, 2012	Change	June 30, 2011
Investment Income	$ 936,546	-29%	$ 1,323,438
Total Net Expenses	(855,169)	-18%	(1,043,173)
Dividends to unitholders from net investment income	(81,377)	-71%	(280,265)
Net increase (decrease) in assets derived
from unit transactions	18,305,669	-79%	88,308,810

Net assets at beginning of year	524,016,990	20%	435,708,180

Net assets at end of year	$ 542,322,659	3%	$ 524,016,990

Investment income and dividends to unitholders from net investment income decreased 29 percent and 71 percent, respectively, during FY 12 compared to FY 11 due to the unprecedented lower interest rate environment.  During the 12-month periods in FY 11 and FY 12, the Fed Funds target rate remained at a range from zero to 0.25 percent.  The Fed Funds target rate is an economic indicator for short-term investments and has been at the same zero to 0.25 percent level since December 2008.  Total net expenses are derived based on net assets held by the Fund and the effect of any fee waivers in place.  These expenses decreased 18 percent during FY 12 compared to FY 11 due to additional expense waivers implemented during FY 12 as compared to FY 11.  During FY 12 compared to FY 11, units sold and redeemed decreased 24 percent and 20 percent, respectively.

 MANAGEMENT’S DISCUSSION AND ANALYSIS (CONT.)

Condensed financial information and variance explanations for FY 11, as compared to FY 10 follows.

		Percent
Net Assets	June 30, 2011	Change	June 30, 2010
Total investments	$ 497,999,082	14%	$ 435,170,555
Excess of other assets over total liabilities	26,017,908	4739%	537,625
Net assets held in trust for pool participants	524,016,990	20%	435,708,180

Average Net Assets	$ 456,576,586	-9%	$ 499,221,312

Total investments and net assets increased 14 and 20 percent, respectively, comparing June 30, 2011 and June 30, 2010 amounts.  During FY 11, average net assets decreased 9 percent to $456,576,586 from average net assets of $499,221,312 during FY 10.

		Percent
Change in Net Assets for the years ended	June 30, 2011	Change	June 30, 2010
Investment Income	$ 1,323,438	-42%	$ 2,294,550
Total Net Expenses	(1,043,173)	-38%	(1,669,195)
Dividends to unitholders from net investment income	(280,265)	-55%	(625,355)
Net increase (decrease) in assets derived
from unit transactions	88,308,810	293%	(45,694,457)

Net assets at beginning of year	435,708,180	-9%	481,402,637

Net assets at end of year	$ 524,016,990	20%	$ 435,708,180

Investment income and dividends to unitholders from net investment income decreased 42 percent and 55 percent, respectively, during FY 11 compared to FY 10 due to the unprecedented lower interest rate environment.  During the 12-month periods in FY 10 and FY 11, the Fed Funds target rate remained at a range from zero to 0.25 percent.  The Fed Funds target rate is an economic indicator for short-term investments and has been at the same zero to 0.25 percent level since December 2008.  Total net expenses are derived based on net assets held by the Fund and the effect of any fee waivers in place.  These expenses decreased 38 percent during FY 11 compared to FY 10 due to average net assets decreasing 9 percent and additional expense waivers implemented during FY 11 as compared to FY 10.  During FY 11 compared to FY 10, units sold and redeemed increased 25 percent and 11 percent, respectively.

CONTACTING THE PORTFOLIO’S FINANCIAL MANAGEMENT

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund’s finances and to demonstrate the Fund’s accountability for the resources it receives and manages.  If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org

 FINANCIAL STATEMENTS

Iowa Public Agency Investment Trust - Diversified Portfolio

Schedule of Investments – June 30, 2012

(Showing Percentage of Total Investments)

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

COUPON SECURITIES
$ 10,000,000	Federal Home Loan Bank, 0.88%	0.22%	08/22/12	$ 10,009,241
2,000,000	Federal National Mortgage Association, 4.38%	0.20%	09/15/12	2,017,279
8,000,000	Federal National Mortgage Association, 4.38%	0.22%	09/15/12	8,069,035
17,000,000	Federal Deposit Insurance Corporation, 0.00%	0.25%	10/25/12	16,986,356
5,000,000	Federal National Mortgage Association, Variable Rate	0.19%	12/03/12	5,001,718
8,000,000	Federal Home Loan Bank, 1.75%	0.20%	12/14/12	8,056,137
6,000,000	Federal Home Loan Bank, Variable Rate	0.22%	12/20/12	6,001,711
10,000,000	Federal Home Loan Bank, Variable Rate	0.24%	12/20/12	10,005,541
7,080,000	Federal Home Loan Bank, 0.13%	0.21%	01/17/13	7,076,572
5,700,000	Federal Home Loan Bank, 0.20%	0.21%	01/18/13	5,699,570
1,920,000	Federal Home Loan Bank, 0.16%	0.21%	01/24/13	1,919,419
2,110,000	Federal Home Loan Mortgage Corporation, Variable Rate	0.27%	01/24/13	2,109,755
5,000,000	Federal Farm Credit Bank, Variable Rate	0.23%	02/01/13	5,000,305
10,920,000	Federal Home Loan Bank, 0.15%	0.22%	02/06/13	10,915,137
3,780,000	Federal Home Loan Bank, 0.19%	0.22%	02/12/13	3,779,202
12,000,000	Federal Home Loan Bank, 0.20%	0.22%	03/01/13	11,998,596
8,000,000	Federal Farm Credit Bank, Variable Rate	0.38%	03/25/13	8,012,898
12,000,000	Federal Farm Credit Bank, Variable Rate	0.23%	04/11/13	12,006,612
8,000,000	Federal National Mortgage Association, 1.75%	0.22%	05/07/13	8,103,589
10,000,000	Federal Home Loan Mortgage Corporation, Variable Rate	0.20%	06/17/13	10,000,023
6,000,000	Federal Farm Credit Bank, Variable Rate	0.40%	11/18/13	6,000,000
13,000,000	Federal Farm Credit Bank, Variable Rate	0.39%	02/10/14	13,000,000
3,000,000	Federal Farm Credit Bank, Variable Rate	0.23%	02/24/14	3,001,771
	Total (cost -- $174,770,467)			174,770,467

CERTIFICATES OF DEPOSIT
1,005,500	Treynor State Bank-Treynor CDARS	0.45%	12/06/12	1,005,500
5,027,499	Treynor State Bank-Treynor CDARS	0.45%	12/27/12	5,027,499
1,007,012	Maquoketa State Bank-Maquoketa CD	0.50%	01/19/13	1,007,012
245,000	City State Bank-Central City CD	0.65%	01/25/13	245,000
2,003,205	Freedom Financial Bank-West Des Moines CD	0.65%	02/07/13	2,003,205
1,000,000	Northwest Bank-Spencer CD	0.28%	03/21/13	1,000,000
2,000,000	Northwest Bank-Spencer CD	0.29%	03/25/13	2,000,000
245,000	First Federal Savings-West Des Moines Bank CD	0.64%	03/26/13	245,000
1,000,000	Peoples Bank-Rock Valley CD	0.47%	04/25/13	1,000,000
	Total (cost -- $13,533,216)			13,533,216

DEPOSIT ACCOUNTS
245,000	Boone Bank and Trust-Boone	0.25%		245,000
245,000	Central State Bank-State Center	1.00%		245,000
245,000	Citizens State Bank-Pocahontas	0.50%		245,000
245,312	Citizens State Bank-Sac City	0.30%		245,312
246,383	Community Bank-Oelwein	0.80%		246,383
245,233	Community Savings Bank-Manchester	0.52%		245,233

See accompanying notes to financial statements .

 FINANCIAL STATEMENTS (CONT.)

Iowa Public Agency Investment Trust - Diversified Portfolio

Schedule of Investments – June 30, 2012

(Showing Percentage of Total Investments)

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

DEPOSIT ACCOUNTS (continued)
$ 245,000	First National Bank-Sioux Center	0.65%		$ 245,000
2,250,000	Northwest Bank-Spencer	0.40%		2,250,000
1,000,000	Treynor State Bank-Treynor	0.50%		1,000,000
245,382	West Bank-West Des Moines	0.20%		245,382
3,066	Wells Fargo Public Fund Deposit Account	0.14%		3,066
26,470	Wells Fargo Public Fund Savings Account	0.15%		26,470
	Total (cost -- $5,241,846)			5,241,846

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities)
201,584,000	Merrill Lynch, Pierce, Fenner and Smith, Inc.	0.15%	07/02/12	201,584,000
159,000,000	Wells Fargo Bank, N.A.	0.19%	07/02/12	159,000,000
	Total (cost -- $360,584,000)			360,584,000

TOTAL INVESTMENTS (cost -- $554,129,529)				$ 554,129,529

See accompanying notes to financial statements.

 FINANCIAL STATEMENTS (CONT.)

Iowa Public Agency Investment Trust - Diversified Portfolio

Statement of Net Assets – June 30, 2012

ASSETS

Investments in securities, at amortized cost:
Coupon Securities	$ 174,770,467
Certificates of Deposit	13,533,216
Other Investments	5,241,846
Repurchase Agreements	360,584,000
Total investments in securities	554,129,529

Cash	880
Interest receivable	298,288
Total assets	554,428,697

LIABILITIES

Payable to brokers for investments purchased	12,006,596
Investment advisory, administrative,
and program support fees payable	60,319
Custody fees payable	8,508
Distribution fees payable	21,265
Other fees and expenses payable	4,340
Dividends payable	5,010
Total liabilities	12,106,038

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS	$ 542,322,659

Units of beneficial interest outstanding	542,322,659

Net asset value - offering and redemption price per share	$ 1.00

See accompanying notes to financial statements.

 FINANCIAL STATEMENTS (CONT.)

Iowa Public Agency Investment Trust - Diversified Portfolio

Statements of Operations
For the Years Ended June 30,
	2012	2011
INVESTMENT INCOME
Interest	$ 936,546	$ 1,323,438

EXPENSES
Investment advisory, administrative,
and program support fees	1,105,303	987,496
Custody fees	155,574	136,973
Distribution fees	388,935	342,432
Audit and Tax expenses	12,745	8,307
Insurance expense	16,091	10,235
Legal fees	18,137	12,181
Other fees and expenses	82,672	83,421
Total expenses	1,779,457	1,581,045
Less: Expenses voluntarily reduced/waived
Investment advisory, administrative,
and program support fees	(567,160)	(307,610)
Custody fees	(79,808)	(42,990)
Distribution fees	(199,533)	(107,458)
Other fees and expenses	(77,787)	(79,814)
Total expenses voluntarily reduced/waived	(924,288)	(537,872)
Net expenses	855,169	1,043,173

NET INVESTMENT INCOME	$ 81,377	$ 280,265

Statements of Changes in Net Assets
For the Years Ended June 30,
	2012	2011
ADDITIONS
From investment activities:
Net investment income	$ 81,377	$ 280,265
From unit transactions:
(at constant net asset value of $1 per unit)
Units sold	959,523,743	1,203,123,461
Units transferred from DGO on 9/09/2010	--	67,592,316
Units issued in reinvestment of dividends
from net investment income	94,868	279,490
Total additions	959,699,988	1,271,275,532

DEDUCTIONS
Dividends to unitholders from:
Net investment income	(81,377)	(280,265)

From unit transactions:
Units redeemed	(941,312,942)	(1,182,686,457)
Total deductions	(941,394,319)	(1,182,966,722)

Net increase (decrease) in net assets	18,305,669	88,308,810

Net assets held in trust for pool participants at beginning of period	524,016,990	435,708,180

Net assets held in trust for pool participants at end of period	$ 542,322,659	$ 524,016,990

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

 (1)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement.  IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X.  IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987.  The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005.  The accompanying financial statements include activities of the Diversified Portfolio.  The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law.  Wells Fargo Bank, N.A. (Wells Fargo) serves as the Custodian, and Miles Capital, Inc. (Miles Capital) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year.  Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which attempt to mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures.  IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on the interest method.  Investment policies are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date.  Interest income, including the accretion of discount and amortization of premium, is accrued daily as earned.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12B of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that the underlying collateral securities value exceeds the principal amount of the repurchase transaction, including accrued interest at all times.  If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited.  At June 30, 2012 and 2011, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a fair value of $367,795,681 and of $316,200,759, respectively.

Certificates of Deposit and Deposit Accounts up to $250,000 are insured by the Federal Depository Insurance Company (FDIC).  For public funds deposited in Iowa financial institutions in excess of the FDIC insurance, the local financial institution must comply with Iowa Code Section 12c.22 to insure appropriate collateralization.  As of June 30, 2012, public funds invested in Certificates of Deposit and Public Fund Deposit Accounts not covered by FDIC insurance were $9,010,218.  Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

 NOTES TO FINANCIAL STATEMENTS (CONT.)

CDARS, the Certificate of Deposit Account Registry Service, is a network of banks offering Certificates of Deposit below the standard FDIC insurance maximum so that principal and interest are eligible for full FDIC insurance.  As of June 30, 2012, the portfolio held $6,032,999 in the CDARS program.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities in the Diversified Portfolio held securities whose S&P credit ratings were 28.5 percent AA+, 6.4 percent not rated (representing all Certificates of Deposit and Deposit Accounts from Iowa financial institutions) and 65.1 percent NA.  Securities which carry an NA rating are securities issued by government-sponsored entities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees or are repurchase agreements as defined above.

Management attempts to limit the Diversified Portfolio’s exposure to interest rate risk and believes this is addressed by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days.  Hence it is not expected that any significant change in market interest rates would present long-term risk to the Diversified Portfolio.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of the Diversified Portfolio daily.  Units are issued and redeemed daily at the daily net asset value.  Dividends from net investment income are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

FEES AND EXPENSES

Under separate agreements with IPAIT, Miles Capital, and Wells Fargo are paid an annual fee for operating the investment program.  Effective March 15, 2010, Miles, Wells Fargo, and the public agency associations agreed to waive fees in order for the Diversified Portfolio to pay a net yield no lower than 0.0775 percent to participants.  On April 06, 2010, Miles, Wells Fargo, and the public agency associations agreed to waive fees in order for the Diversified Portfolio to pay a net yield no lower than 0.05 percent to participants.  On July 7, 2011, Miles, Wells Fargo, and the public agency associations agreed to waive fees in order for the Diversified Portfolio to pay a net yield no lower than 0.01 percent to participants.  The total fee may vary each day based on the gross yield earned.  These waivers are voluntary and may end at any time.

Miles Capital receives 0.190 percent of the average daily net asset value up to $150 million, 0.160 percent from $150 to $250 million, and 0.130 percent exceeding $250 million for investment adviser and administrative fees.  In addition, Miles Capital receives 0.060 percent of the average daily net asset value for program support fees.  For the years ended June 30, 2012 and 2011, the Diversified Portfolio paid $538,143 and $679,886, respectively, to Miles Capital for services provided net of waivers.  During the year ended June 30, 2012, on various and multiple days, Miles Capital voluntarily waived a portion of the fees.  Future waivers may not be required and are determined on market yields and other market considerations.

Wells Fargo receives 0.030 percent of the average daily net asset value of the portfolio for custody fees.  For the years ended June 30, 2012 and 2011, the Diversified Portfolio paid $75,766 and $93,983, respectively, to Wells Fargo for services provided net of waivers.  During the year ended June 30, 2012, on various and multiple days, Wells Fargo voluntarily waived a portion of the fees.  Future waivers may not be required and are determined on market yields and other market considerations.

Under a distribution plan the public agency associations collectively receive an annual fee of 0.075 percent of the average daily net asset value for sponsorship fees.  For the years ended June 30, 2012 and 2011, the Diversified Portfolio paid $141,643 and $169,226 to the Iowa League of Cities, $31,357 and $43,211 to the Iowa State Association of Counties, and $16,402 and $22,537 to the Iowa Association of Municipal Utilities, respectively, net of waivers.  During the year ended June 30, 2012, on various and multiple days, the public agency associations voluntarily waived a portion of the fees.  Future waivers may not be required and are determined on market yields and other market considerations.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT.  The other fees and expenses accrual is 0.025 percent of the average daily net asset value, and totaled $51,858 and $34,330 for the years ended June 30, 2012 and 2011, respectively, net of waivers.  During the year ended June 30, 2012, on various and multiple days, the Diversified Portfolio voluntarily waived a portion of the other fees and expense accrual.  Future waivers may not be required and are determined on market yields and other market considerations.  All fees are computed daily and paid monthly.

19

 NOTES TO FINANCIAL STATEMENTS (CONT.)

FAIR VALUE MEASUREMENT

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 also establishes a framework for measuring fair value in U.S. generally accepted accounting principles, and expands disclosures about fair value measurements.  As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair values.  The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including IPAIT’s own assumptions in determining the fair value of investments.)

Securities in the Diversified Fund are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. These approximate fair values are all considered level 2 valuations with the exception of the Federal Deposit Insurance Corporation security with amortized cost of $16,986,356 which is considered a Level 3 valuation.

(2)

SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio aggregated $77,033,663,182 and $64,401,726,819 for the years ended June 30, 2012 and 2011, respectively.  Proceeds from the maturity and sale of securities for the Diversified Portfolio aggregated $76,975,837,045 and $64,338,159,521 for the years ended June 30, 2012 and 2011, respectively.

(3) DIRECT GOVERNMENT OBLIGATIONS PORTFOLIO

In 2010, the Board of Trustees approved a resolution ceasing the investment operations of the Direct Government Obligation Portfolio and transferring assets to the Diversified Portfolio. The transfer was facilitated through Rule 17a-7 at fair value. The Portfolio remains available for future investment if IPAIT participants should request it in the future.

(4) SUBSEQUENT EVENTS

IPAIT has evaluated the effects of events that occurred subsequent to June 30, 2012, and there have been no material events that would require recognition in the financial statements or disclosure in the notes to the financial statements.

 FINANCIAL HIGHLIGHTS

Iowa Public Agency Investment Trust - Diversified Portfolio

Selected Data for Each Unit of Portfolio
Outstanding Through Each Year Ended
June 30	2012	2011	2010	2009	2008

Net Asset Value, Beginning of Period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000

Net Investment Income	$ 0.0002	$ 0.0006	$ 0.0013	$ 0.0101	$ 0.0359

Dividends Distributed	($0.0002)	($0.0006)	($0.0013)	($0.0101)	($0.0359)

Net Asset Value, End of Period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000

Total Return*	0.02%	0.06%	0.13%	1.10%	3.66%

Ratio of Expenses to Average
Net Assets, After Waivers	0.16%	0.23%	0.33%	0.35%	0.36%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.02%	0.06%	0.13%	1.01%	3.46%

Ratio of Expenses to Average
Net Assets, Before Waivers	0.34%	0.35%	0.34%	0.35%	0.36%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers	(0.16%)	(0.06%)	0.12%	1.01%	3.46%

Net Assets, End of Period (000 Omitted)	$ 542,323	$ 524,017	$ 435,708	$ 481,403	$ 355,391

* Total return is calculated by taking the ending value of an initial $1,000 investment including monthly reinvested dividends, minus the initial investment, divided by the initial $1,000 investment.

See accompanying Report of Independent Registered Public Accounting Firm.

 FUND FACTS SUMMARY

Diversified Fund Facts

as of June 30, 2012

(unaudited)

Investment Strategy/Goals:  To provide a safe, liquid, effective investment alternative for the operating funds, reserve funds, and bond proceeds for Iowa's municipalities, counties, municipal utilities and other eligible public agencies by jointly investing participant funds in a professionally managed portfolio of short-term, high-quality, legally authorized, marketable securities.

Date of Inception:  November 13, 1987

Total Net Assets:  $542 million

Benchmarks:  Money Market Index, Iowa Code Chapter 74A 32-89 day Public Funds Rates, and Iowa Code Chapter 74A 90-179 day Public Funds Rates.

Performance Objective:  To provide the highest level of current income from investment in a portfolio of U.S. government and agency securities, certificates of deposit in Iowa financial institutions, and other authorized securities collateralized by U.S. government and agency securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

Investment Adviser:  Miles Capital

Management Fees:

Sliding scale from nine basis points (0.09%) to five and one-half basis points (0.055%)

Total Expense Ratio:

Sliding scale from thirty-eight basis points (0.38%) to thirty-two basis points (0.32%)

Actual Expense Ratio FYE 2012:  Due to voluntary fee waivers recognized by IPAIT’s sponsors and service providers, the actual fees charged during FYE 2012 was sixteen basis points (0.16%).

DIVERSIFIED FUND (UNAUDITED)

INTRODUCTION

The Diversified Fund (the “Fund”) is a short-term investment pool of high-quality money market instruments.  The Fund has been registered since May of 1993 with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  It is operated in accordance with 17 C.F.R. Section 270.2a-7 (Rule 2a-7).  The Fund has complied voluntarily with all Rule 2a-7 money market fund operating guidelines from inception.

The Fund is made up of a professionally managed portfolio of U.S. government and federal agency securities, certificates of deposit issued by Iowa financial institutions, public fund deposit accounts, public fund savings accounts, and perfected repurchase agreements, the latter collateralized by U.S. government and federal agency securities.  The Fund is typically used for the investment of public funds subject to the Iowa public funds statutory provisions invested by a participant unless other participant-specific investment restrictions exist.

Ownership Analysis as of June 30, 2012

IPAIT Diversified Fund

The investment objective of the Fund is to provide as high a level of current income as is consistent with preservation of invested principal and provision of adequate liquidity to meet participants’ daily cash flow needs.  As a general policy, all purchased securities will be held until they mature.  However, in an effort to increase yields, IPAIT may sell securities and realize capital gains when there are perceived disparities between maturities for various categories of authorized investments.   During FY 12, there were no such security sales.  Summaries of all security trades for the Fund are provided quarterly to the IPAIT Board of Trustees for review.

Historical Portfolio Cash Flow (expressed in millions)

IPAIT Diversified Fund

The Fund has been managed by Miles Capital, IPAIT’s West Des Moines, Iowa-based investment adviser, since inception.  Aggregate cash flows are monitored daily and compared to respective Fund cash flow patterns of previous periods.  Fund cash flow patterns throughout the fiscal period, as compared to previous years, have traditionally been repetitive.  Over twenty years of operating history create a very helpful tool to gauge necessary pool liquidity needs.

The Fund actively monitors rates offered by Iowa financial institutions for public fund certificates of deposit.  Institutions experiencing strong loan demand typically offer rates that are at or above those available for marketable securities, presenting a helpful portfolio investment alternative.

To ensure adequate liquidity for anticipated and unanticipated participant withdrawals, IPAIT continually monitors the weighted average maturity (WAM) of the Fund.  The Fund’s WAM is similarly compared to a money market benchmark average for registered money market funds.  Presented next is the WAM as compared to the money market benchmark average for all similar registered money market funds for the fiscal period.

Weighted Average Maturity (WAM) Comparison

July 2011 - June 2012

IPAIT Diversified Fund vs. Money Market Benchmark

US Government & Agency

The Fund accrues interest income daily and pays accrued income monthly to participant accounts.  Interest is paid on the first business day of the month following accrual.  Daily income amounts and investment returns are calculated using the interest method.  Under this method, a security is initially valued at cost on the date of purchase and, thereafter, any premium or discount is amortized using the interest method.

The IPAIT Adviser values the Fund’s portfolio weekly at current fair value, based upon actual market quotations.  The Fund’s current market valuation is compared to that Fund’s current amortized cost basis.  In accordance with the established operating parameters of Rule 2a-7 and IPAIT’s internal controls and procedures, any deviation in net asset value based upon available market quotations from the Fund’s $1.00 amortized cost per unit is carefully monitored.  Deviations may never exceed 0.5 percent.  Illustrated next is the amortized cost versus market value per unit comparison for the past three fiscal years.

Amortized Cost vs. Market Value Per Share

July 1, 2009 - June 30, 2012

IPAIT Diversified Fund

The Fund’s investment performance is regularly compared to three established benchmarks, the money market benchmark average rate for all registered Rule 2a-7 money market funds investing in U.S. government and federal agency securities and the Iowa Code Chapter 74A rate for 32-89, and 90-179 day certificates of deposit issued by Iowa financial institutions for public funds in the state.

The Iowa Code Chapter 74A rates are distributed monthly by the state Treasurer’s office for various investment periods and are intended to be the minimum rates at which Iowa financial institutions can accept public funds for timed deposits.  While a public body must commit funds for minimum periods of time to access Chapter 74A rates, IPAIT may offer rates at or above the Chapter 74A benchmarks with complete daily liquidity.

IPAIT Diversified Fund vs. Iowa Chapter 74A (90-179 & 32-89

Day) & Money Market Benchmark

US Government & Agency July 2011 - June 2012

RISK PROFILE

The Fund is low in risk profile.  Portfolio investments are limited to:

1.  No single portfolio investment may exceed the 397 days to maturity as outlined in Rule 2a-7.

2.  The weighted average maturity of the portfolio may never exceed 60 days.

In addition to the above investment maturity restrictions, the Fund limits itself to U.S. government and federal agency securities, perfected repurchase agreements collateralized by U.S. government and federal agency securities, and Iowa financial institution certificates of deposit and Iowa depository accounts.  This combination of those average maturities and extremely high-quality credit instruments provides eligible Iowa public fund investors with a safe, effective investment alternative.

Maturity Analysis as of June 30, 2012

IPAIT Diversified Fund

As noted previously, the Fund carefully limits itself to high credit-quality securities.  In addition, IPAIT monitors a broad array of economic indicators as well as activities of the Federal Reserve Board to be able to position the Fund’s WAM to take advantage of projected interest rate environments.

Distribution by Security Type as of June 30, 2012

IPAIT Diversified Fund

It is important to note that portfolio liquidity needs for IPAIT must control evaluation of alternative portfolio management opportunities at all times.  For example, if historical cash flow analysis indicates that participants will need to withdraw funds, material extension of the Fund’s portfolio is not a viable alternative.

Participation membership by affiliation concentration is illustrated in the following graph.

Participant Membership

IPAIT Diversified Fund

PERFORMANCE SUMMARY

For the one-year period ended June 30, 2012 the Fund reported a ratio of net investment income to average net assets of 0.02 percent, net of all operating expenses.  These figures exceeded the money market benchmark average, which returned 0.01 percent for the fiscal period.

Although the Fund is a liquidity pool, the performance over time has consistently exceeded the money market benchmark as illustrated below.

Annual Total Returns

IPAIT Diversified Fund vs. Money Market Benchmark

US Government & Agency

Also illustrated below are the historical returns for the Fund for the most recent one, three, and five year periods.

Annualized Total Returns

IPAIT Diversified Fund vs. Money Market Benchmark

US Government & Agency

DIVERSIFIED FUND (CONT.) (UNADUDITED)

FUND EXPENSES

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The table illustrates your fund’s costs in two ways:

1. Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

2. Based on hypothetical 5 percent return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee. The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Information Statement.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
Example	1/01/2012	6/30/2012	1/01/12 to 6/30/12	After Waivers
Based on Actual Fund Return
IPAIT Diversified Fund	$1,000.00	$1,000.06	$0.97	0.19%

Based on Hypothetical 5 Percent Return
IPAIT Diversified Fund	$1,000.00	$1,023.96	$0.98	0.19%

Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

DIVERSIFIED FUND (CONT.) (UNADUDITED)

FEES AND EXPENSES

All fees are calculated by basis points per net assets.

Entity	Fee Type	Fee
Miles Capital, Inc.	Adviser	0.090% up to $150MM;
		0.070% on $150 - $250MM;
		0.055% on assets exceeding $250MM
Miles Capital, Inc.	Administrator	0.100% up to $150MM;
		0.090% on $150 - $250MM;
		0.075% on assets exceeding $250MM
Miles Capital, Inc.	Program Support	0.060%
Sponsoring Associations [1]	Sponsoring Associations	0.075%
Wells Fargo	Custody	0.030%
Administration Fund	Other fees & expenses	0.025%

[1] Includes Iowa League of Cities, Iowa State Association of Counties, Iowa Association of Municipal Utilities

This fiscal year's actual expense for the IPAIT Diversified Fund was 0.16 percent of average net assets based on a sliding fee scale.

Actual:
For the fiscal year ended June 30, 2012, the following actual expenses were incurred by the Fund after waivers:

	Diversified
Adviser	$343,168
Administrator	194,429
Program Support	546
Sponsoring Associations	189,402
Custody	75,766
Other fees and expenses	51,858
Total	$855,169

DIVERSIFIED FUND (CONT.) (UNADUDITED)

STATEMENT OF ADDITIONAL INFORMATION

The SAI has additional information about the Fund and is available without charge, upon request, by calling 800-872-4024.

SCHEDULE OF PORTFOLIO HOLDINGS

A complete schedule of portfolio holdings is posted every month at IPAIT.org and is filed monthly with the SEC (Form N-MFP). Form N-Q (first and third quarters) and the semiannual and annual reports (second and fourth quarter) are available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section / SEC / Washington DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024 or at IPAIT.org.

PROXY VOTING

The SEC requires an annual report of the proxy voting record of the Trust.  Because the investments allowable under Iowa law restrict the investment for IPAIT to securities to which proxy voting does not apply, IPAIT does not have a proxy voting policy and will report no proxy votes on the Form N-PX.  The law requires the filing of the Form N-PX, and this disclosure, even though the Form N-PX will contain no votes.  Form N-PX is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section SEC / Washington / DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024.

OTHER INFORMATION

Units of IPAIT’s Diversified Portfolio are not insured by the FDIC or the U.S. Government.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of the Fund’s portfolio is subject to change.

PARTICIPANT MEETING RESULTS

On August 26, 2011, a participant meeting was held at the IAMU in Ankeny, Iowa for election of trustees and the selection of auditors. The proposals were both approved by the participants.

Total Units:

496,891,998

1. Board of Trustees proposal

For

406,069,923

2. Auditors proposal

For:

407,415,173

 INVESTMENT COMMENTARY (UNAUDITED)

Our Economy

The economy grew over the past year, although at a relatively low level as uncertainty reigned in both the domestic and global economies.  Unfortunately, there is little resolution in sight.

The decline in domestic unemployment looked robust in the in the 2nd half of 2011 and the early part of 2012 but has since stalled as business activity (as measured by the Institute of Supply Management) declined.  These disappointments highlight the winding path of recovery, but not all the data was disappointing.  Housing may be stabilizing with prices moving sideways and pending home sales rising year-over-year.  Oil prices have recently fallen from their peaks providing a potential boost to consumer spending.

All eyes are on Europe as those countries wrestle with fundamental questions about what it means to be united.  Important aspects of the European Union (EU) are being examined and renegotiated, including the role of the European Central Bank (ECB) and the role of larger countries relative to smaller countries.  The challenge of imposing sufficient fiscal constraints on member countries without invalidating each country’s sovereignty is a tall order at best.  The recent EU summit resulted in some progress on these topics, but it is clear there is no playbook for managing this crisis and the answers cannot come quickly enough for market participants.

While the world remains focused on the effort to forge a tighter EU, other major emerging market and domestic issues are contributing to investor unease.  Chinese growth has slowed, partially as a result of lower exports to Europe and lingering concerns about inflated real estate values. In response, Chinese officials cut lending rates in June for the first time in several months, encouraging bank lending.  Fortunately for the global economy, China has more room to make similar cuts, if necessary. However, it remains to be seen if the government can avoid a “hard landing”.

The U.S. faces an election in the fall which will coincide with another debt ceiling limit.  Some important decisions will be made by Congress around a number of programs and tax cuts that expire at year end, and the downside could be a reduction in GDP growth of 0.5-2.0 percent depending on the estimate.  Given that domestic growth hovers around 2 percent, the impact will be meaningful.

The Fed continues to pull strings to keep rates low which will continue to keep money market yields at their current low levels.  The Federal Reserve extended Operation Twist through year end which will help keep short rates from falling, but we won’t see positive movement until the market begins to anticipate a rate hike, and the Fed has indicated they will not move until at least 2014.

Money Market Funds

The collapse in repurchase (repo) rates last year was a big challenge for money market funds given that repo is an important part of liquidity management.  Since that time, the combination of Operation Twist, a return of Treasury Bill issuance, and some resolution in Europe has pushed repo back above 10 basis points.  While the relief is welcome, absolute yields remain very low and the service providers continue to waive contractual fees to maintain a positive net yield for IPAIT participants.

Significant uncertainty remains in the global capital markets which leads investors to seek out quality over yield keeping absolute yields low.  Until some of that uncertainty subsides and economic growth picks up, it is unlikely that short rates will move higher.  We continue to seek opportunities to add better yields where possible while staying focused on safety and liquidity.

John Osier, CFA

Miles Capital, Inc.

 IPAIT INVESTMENT POLICY (UNAUDITED)

SECTION 1 - SCOPE OF INVESTMENT POLICY

The Investment Policy of the Iowa Public Agency Investment Trust (IPAIT) shall apply to all funds invested on behalf of participants accounted for in the IPAIT financial statements. Each investment made pursuant to this Investment Policy must be authorized by applicable law and this written Investment Policy.

This Investment Policy is intended to comply with Iowa Code chapters 28E, 12B, 12C and sections 331.555 and 384.21.

Upon passage and upon future amendment, if any, copies of this Investment Policy shall be delivered to all of the following:

1.

The IPAIT Board of Trustees.

2.

All IPAIT depository institutions or fiduciaries.

3.

The auditor engaged to audit any fund of IPAIT.

SECTION 2 – FUNDAMENTAL INVESTMENT RESTRICTIONS

A. Unless otherwise specified below, none of the portfolios will:

1.

Invest more than 5 percent of the value of their total assets in the securities of any one federally insured Iowa depository institution (other than securities of the U.S. government or its agencies or instrumentalities).

2.

Invest 25 percent or more of the value of their total assets in the securities of issuers conducting their principal business activities in any one industry, including financial institutions. This restriction does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto.

3.

Issue any senior securities (as defined in the Investment Company Act of 1940, as amended).

4.

Mortgage, pledge or hypothecate their assets.

5.

Make short sales of securities or maintain a short position.

6.

Purchase any securities on margin.

7.

Write, purchase or sell puts, calls or combinations thereof.

8.

Purchase or sell real estate or real estate mortgage loans.

9.

Invest in restricted securities or invest more than 10 percent of the Portfolio’s net assets in repurchase agreements with a maturity of more than seven days, and other liquid assets, such as securities with no readily available market quotation.

10.

Underwrite the securities of other issuers.

11.

Invest in any securities in contravention of the provisions of Rule 2a-7 of the Investment Company Act of 1940 as it presently exists or as it may hereafter be amended.

B. Prohibited Investments

Assets of IPAIT shall not be invested in the following:

1.

Reverse repurchase agreements.

2.

Futures and options contracts.

3.

Any security with a remaining maturity exceeding 397 days as provided in Rule 2a-7.

 IPAIT INVESTMENT POLICY (CONT.) (UNAUDITED)

C. Prohibited Investment Practices

The following investment practices are prohibited:

1.

Trading of securities for speculation or the realization of short-term trading gains.

2.

Investing pursuant to a contract providing for the compensation of an agent or fiduciary based upon the performance of the invested assets.

3.

If a fiduciary or other third party with custody of public investment transaction records of IPAIT fails to produce requested records when requested by IPAIT or its agents within a reasonable time, IPAIT shall make no new investment with or through the fiduciary or third party and shall not renew maturity investments with or through the fiduciary or third party.

D. Management Policies and Procedures

Following are the fundamental management policies and procedures for IPAIT. All investments shall be maintained in separate IPAIT custodial accounts, segregated by Portfolio on behalf of IPAIT Participants.

1.

Each purchase or sale of a security must be handled on a delivery versus payment (DVP) basis. Funds for the purchase of an investment shall not be released to the seller until the security is delivered to the IPAIT Custodian. Conversely, a sold security shall not be released to the buyer until funds for the purchase price of the security have been received by the IPAIT Custodian.

2.

“Free delivery” transactions are prohibited. The Custodian shall never release assets from the IPAIT custodial accounts until the funds for the investment are delivered.

3.

Any material deviation (greater than 0.5 percent) from the amortized cost of investments shall be promptly reported by the Adviser to the Board of Trustees. If such deviation exceeds 0.5 percent, the Adviser will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

4.

The frequent trading of securities, including day trading for the purpose of realizing short-term gains, the purchase and sale of futures and options to buy or sell authorized investments, reverse repurchase agreements, and other similar speculative transactions are expressly prohibited.

5.

IPAIT may not make any investment other than Permitted Investments authorized by the provisions of the law applicable to the investment of funds by the Participants, as such laws may be amended from time to time.

6.

IPAIT may not purchase any Permitted Investment if the effect of such purchase by IPAIT would be to make the average dollar weighted maturity of a portfolio greater than sixty (60) days.

7.

IPAIT may not borrow money or incur indebtedness whether or not the proceeds thereof are intended to be used to purchase Permitted Investments.

8.

IPAIT may not make loans, provided that IPAIT may make Permitted Investments.

9.

IPAIT may not purchase securities or shares of investment companies or any entities similar to IPAIT.

The restrictions set forth above are fundamental to the operation and activities of IPAIT and may not be changed without the affirmative approval, in writing, of a majority of the Participants entitled to vote, except that such restrictions may be changed by the Trustees so as to make them more restrictive when necessary to confirm the investment program and activities of IPAIT to the laws of the State of Iowa and the United States of America as they may from time to time be amended.

The above investment restrictions shall not be changed without the vote of a majority of the Participants in a Portfolio. “Majority” means the lesser of (a) 67 percent of the Trust’s or a Portfolio’s outstanding Trust Units voting at a meeting of the Participants at which more than 50 percent of the outstanding Trust Units are represented in person or by proxy or (b) a majority of the Trust’s or a Portfolio’s outstanding Trust Units.

IPAIT INVESTMENT POLICY (CONT.) (UNAUDITED)

Provided, however, the Trust may invest Portfolio assets pursuant to the maximum extent possible by Iowa law governing investments by public agencies and Rule 2a-7 and any change in the restrictions of the Iowa law governing investments by public agencies and Rule 2a-7 shall be deemed to be adopted by the Trust, and such change shall not require the approval of the Participants.

Any investment restrictions or limitations referred to above which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results there from.

Section 3 – DELEGATION OF AUTHORITY

The responsibility for conducting IPAIT investment transactions resides with the IPAIT Board of

Trustees. Certain responsibilities have been delegated to the Administrator, the Adviser, and the

Custodian (the “Service Providers”) pursuant to the Administrator Agreement, the Adviser Agreement, the Custodian Agreement, with amendments as may be adopted from time to time, and the current Information Statement (the “Documents”).

Each Service Provider shall individually notify the IPAIT Board of Trustees in writing within thirty days of receipt of all communications from the auditor of any Service Provider or any regulatory authority of the existence of a material weakness in internal control structure of the Service Provider or regulatory orders or sanctions regarding the type of services being provided to IPAIT by the Service Provider.

The records of investment transactions made by or on behalf of IPAIT are public records and are the property of IPAIT whether in the custody of IPAIT or in the custody of a fiduciary or other third party.

Section 4 – OBJECTIVES OF INVESTMENT POLICY

The primary objectives, in order of priority, of all investment activities involving the financial assets of IPAIT shall be the following:

1.

Safety: Safety and preservation of principal in the overall portfolio is the foremost investment objective.

2.

Liquidity: Maintaining the necessary liquidity to match expected liabilities is the second investment objective.

3.

Return: Obtaining a reasonable return is the third investment objective.

Section 5 – PRUDENCE

The Board of Trustees, when providing for the investment of deposit of public funds in the IPAIT program, shall exercise the care, skill, prudence, and diligence under the circumstances then prevailing that a person acting in a like capacity and familiar with such matters would use to attain the Section 4 investment objectives.

Section 6 – INSTRUMENTS ELIGIBLE FOR INVESTMENT

Assets of IPAIT may be invested in the following, all as more fully described in the IPAIT Information Statement:

--

Obligations of the United States government, its agencies and instrumentalities.

--

Certificates of deposit ("CDs") and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to chapter 12C or through the CDARS Program, pursuant to section 12B.10(7) and further provided that the lead bank for CDARS is a federally insured Iowa depository institution approved and secured pursuant to chapter 12C.

--

Repurchase agreements, provided that the underlying collateral consists of obligations of the United States government, its agencies and instrumentalities and that the Custodian takes delivery of the collateral either directly or through a third party custodian.

All instruments eligible for investment are further qualified by all other provisions of this Investment Policy, including Section 8, Diversification and Investment Maturity Limitations.

IPAIT INVESTMENT POLICY (CONT.) (UNAUDITED)

Section 7 – DIVERSIFICATION AND INVESTMENT MATURITY LIMITATIONS

It is the policy of IPAIT to diversify portfolio investments in the Diversified Portfolio and the Direct

Government Obligation (DGO) Portfolio. As described in the Information Statement, portfolio investments in the Diversified Portfolio and the Direct Government Obligation Portfolio are limited to the following:

1.

No individual investment with maturity in excess of 397 days as provided in Rule 2a-7.

2.

The maximum average maturity of all portfolio investments may not exceed 60 days. Pursuant to IPAIT policies as disclosed in the Documents, Participants may also individually invest in Fixed Term Program investments.

Section 8 – SAFEKEEPING AND CUSTODY

All invested assets of Participants in the Portfolios or in the Fixed Term Program shall be held in accordance with the Custodian Agreement.

All invested assets eligible for physical delivery shall be secured by having them held at a third party custodian. All purchased investments shall be held pursuant to a written third party custodial agreement requiring delivery versus payment. No assets may be delivered out of the IPAIT account without full payment (no “free deliveries” shall be permitted).

Section 9 – REPORTING

The Service Providers shall submit all reports required in the Documents.

Section 10 – INVESTMENT POLICY REVIEW AND AMENDMENT

This Investment Policy shall be reviewed annually or more frequently as appropriate. Notice of amendments to the Investment Policy shall be promptly given to all parties noted in Section 1.

Section 11 – EFFECTIVE DATE

This Investment Policy shall be effective as of May 1, 1993.

Passed and approved this 20th day of April, 1993.

Amended effective November 1, 2003, August 26, 2009, August 25, 2010.

INVESTING AND NON-INVESTING PARTICIPANTS DIVERSIFIED FUND (UNAUDITED)

$0-$50,000 Assets Invested
Cascade Municipal Utilities
Cedar Rapids/Linn County SWA
Central IA Reg Trans Planning Alliance
City of Albert City
City of Badger
City of Bellevue
City of Callender
City of Central City
City of Clarinda
City of Clear Lake
City of Dyersville
City of Earlham
City of Earlville
City of Garner
City of Grand Mound
City of Grundy Center
City of Guttenberg
City of Hartley
City of Jefferson
City of Keystone
City of Letts
City of Lovilia
City of Manchester
City of Martensdale
City of Massena
City of Melcher-Dallas
City of Middletown
City of Monroe
City of Nevada
City of New Virginia
City of Panora
City of Polk City
City of Spragueville
City of Springbrook
City of Urbandale
City of Wellman
City of Wesley
City of West Liberty
City of Westfield
City Utility of Eagle Grove
City Utility of Harlan
City Utility of Lake Mills
City Utility of Martensdale
City Utility of New Hampton
City Utility of Orient
City Utility of Pella
City Utility of Prairie City
County of Adair
County of Cedar
County of Dickinson
County of Emmet
County of Fremont
County of Greene
County of Hardin
County of Howard
County of Lyon
County of Pocahontas
County of Sac
County of Story
Durant Municipal Electric Plant
Fontanelle Municipal Utility
Geode Resource Conserv. & Develp., Inc.
Gowrie Municipal Utilities
Ida County
Iowa Cities E-Payment Aggregation System
Johnson Township Barnum Community Fire D
Knoxville Utility
La Porte City Utility
Lamoni Municipal Utilities
Montezuma Municipal Light and Power
Southeast Iowa Regional Planning Commiss
Spencer Municipal Utility
Stuart Municipal Utilities
Webster County Telecommunications Board
West Des Moines Water Works

$50,000-$250,000 Assets Invested
City of Boone
City of Clinton
City of Council Bluffs
City of Dike
City of Fairbank
City of Grimes
City of Humboldt
City of Indianola
City of La Porte City
City of Lake Mills
City of Lewis
City of Marengo
City of Maynard
City of Morning Sun
City of Moulton
City of Nora Springs
City of Orange City
City of Orleans
City of Osceola
City of Parnell
City of Readlyn
City of Red Oak
City of Ringsted
City of Urbana
City of Walnut
City Utility of Dike
City Utility of Fredericksburg
City Utility of Melcher-Dallas
City Utility of Middletown
City Utility of Readlyn
City Utility of Urbandale
County of Audubon
County of Boone
County of Butler
County of Carroll
County of Crawford
County of Des Moines
County of Franklin
County of Kossuth
County of Plymouth
County of Ringgold
Des Moines Area MPO
Fifth Judicial District
Hiawatha Water Department
Iowa Agency for Municipal Wind
Iowa Stored Energy Plant Agency
IPAIT Administration Fund
Lakewood Benefited Rec. Lake District
Manning Municipal Gas Department
Poweshiek Water Association
Villisca Municipal Power Plant
Warren County
Waverly Light and Power

$250,000-$500,000 Assets Invested
Algona Municipal Utilities
Brooklyn Municipal Utilities
City of Adel
City of Algona
City of Corning
City of Davenport
City of Elk Horn
City of Pella
City of Shelby
City of Van Meter
County of O'Brien
Grundy Center Municipal Utilities
Ringgold County Hospital
South Iowa Area Crime Commission
Urbandale Sanitary Sewer District

$500,000-$1,000,000 Assets Invested
City of Clive
City of Eagle Grove
City of Early
City of Griswold
City of Independence
City of Mason City
City of Mitchellville
City of Ottumwa
City of Prairie City
City of Shenandoah
City of Traer
City of Windsor Heights
City Utility of Shelby
City Utility of Traer
Corning Municipal Utilities
County of Cass
County of Linn
County of Monona
County of Osceola
County of Tama
County of Wright
Dallas County
Denison Municipal Utilities
Iowa Public Power Agency
Lucas County
Northwest Iowa Area Solid Waste Agency
South Iowa Detention Service Agency
Xenia Rural Water District

$1,000,000-$5,000,000 Assets Invested
City of Altoona
City of Coralville
City of Denison
City of Fort Dodge
City of Hiawatha
City of Keokuk
City of Knoxville
City of Marion
City of Montezuma
City of Mount Pleasant
City of Muscatine
City of Oskaloosa
City of Riverdale
City of Sioux City
City of Waverly
County of Calhoun
County of Decatur
County of Hamilton
County of Jackson
County of Louisa
County of Madison
County of Sioux
County of Wapello
County of Washington
County of Wayne
County of Winneshiek
IAMU Insurance Trust
Lenox Municipal Utilities
Resale Power Group of Iowa
SIMECA
Southwest Iowa Planning Council
Waterloo Water Works

Over $5,000,000 Assets Invested
Broadlawns Medical Center
Cedar Falls Utilities
City of Cedar Rapids
City of Iowa City
City of Johnston
City of Marshalltown
City of Washington
City of Waterloo
City of West Des Moines
County of Appanoose
County of Black Hawk
County of Buchanan
County of Henry
County of Poweshiek
IMWCA Group C
Muscatine Power and Water
North Central Iowa Regional SWA
Orange City Area Health System

Non-Investing Participants
Audubon County Memorial Hospital
Buena Vista County Solid Waste Commiss
Cass County Environment Control Agency
Central IA Juvenile Detention Commission
City of Ackley
City of Agency
City of Alton
City of Ames
City of Anamosa
City of Ankeny
City of Anthon
City of Atlantic
City of Audubon
City of Bettendorf
City of Bloomfield
City of Bondurant
City of Brandon
City of Breda
City of Burlington
City of Burt
City of Bussey
City of Camanche
City of Carlisle
City of Carson
City of Carter Lake
City of Cascade
City of Cedar Falls
City of Center Point
City of Centerville
City of Charles City
City of Cherokee
City of Colfax
City of Colo
City of Correctionville
City of Corydon
City of Creston
City of Cumming
City of Dayton
City of Denver
City of Des Moines
City of DeWitt
City of Dubuque
City of Dunkerton
City of Dysart
City of Eldon
City of Eldridge
City of Elk Run Heights
City of Ellsworth
City of Epworth
City of Evansdale
City of Fairfield
City of Forest City
City of Fort Madison
City of Gilbertville
City of Gilmore City
City of Grand River
City of Greenfield
City of Grinnell
City of Harlan
City of Hawarden
City of Hazleton
City of Hudson
City of Huxley
City of Lamont
City of Lehigh
City of Lenox
City of Leon
City of Lisbon
City of Lohrville
City of Mallard
City of Manning
City of Maquoketa
City of Marble Rock
City of Montezuma Fire Department
City of Mount Vernon
City of Murray
City of New Hampton
City of New London
City of Newton
City of Oelwein
City of Osage
City of Ossian
City of Peosta
City of Perry
City of Pleasant Hill
City of Pleasantville
City of Pocahontas
City of Prescott
City of Preston
City of Rockwell City
City of Sac City
City of Sageville
City of Sheldon
City of Shueyville
City of Slater
City of Spencer
City of Spirit Lake
City of St. Charles
City of State Center
City of Storm Lake
City of Stratford
City of Sumner
City of Tipton
City of Underwood
City of Villisca
City of Vinton
City of Webster City
City of West Branch
City of West Burlington
City of Wilton
City of Woodbine
City Utility of Alton
City Utility of Ames
City Utility of Anamosa
City Utility of Anthon
City Utility of Aplington
City Utility of Bloomfield
City Utility of Colfax
City Utility of Coon Rapids
City Utility of Corydon
City Utility of Creston
City Utility of Denver
City Utility of Epworth
City Utility of Fairbank
City Utility of Graettinger
City Utility of Hawarden
City Utility of Laurens
City Utility of LeClaire
City Utility of Lohrville
City Utility of Maquoketa
City Utility of Montezuma
City Utility of Murray
City Utility of Preston
City Utility of Sac City
City Utility of Sanborn
City Utility of Slater
City Utility of St. Charles
City Utility of Story City
City Utility of Vinton
City Utility of Wahpeton
Clay County
Clayton County
Clear Lake Sanitary District
Council Bluffs Airport Authority
County of Buena Vista
County of Cerro Gordo
County of Chickasaw
County of Clarke
County of Clinton
County of Davis
County of Dubuque
County of Floyd
County of Greene-Medical Center
County of Grundy
County of Hancock
County of Harrison
County of Iowa
County of Jasper
County of Johnson
County of Jones
County of Marion
County of Marshall
County of Mills
County of Mitchell
County of Monroe
County of Muscatine
County of Page
County of Polk
County of Scott
County of Union
County of Webster
County of Winnebago
County of Worth
Crawford County Memorial Hospital
Dallas County Hospital
Des Moines Metropolitan Transit Authorit
Des Moines Utility
Eighth Judicial Dist. Dept. of Correct.
Evansdale Water Works
Fort Madison Utility
Gilbertville Community Day, Inc.
Greenfield Municipal Utilities
Guthrie County
Heart of Iowa Reg. Transit Agency
Iowa Lakes Regional Water
Iowa Northland Reg. Council of Gov.
Iowa Public Employer Health Care Cover
Jefferson County Hosp. Foundation, Inc.
Jefferson County Hospital
Lee County
Madison County Memorial Hospital
Manilla Municipal Gas Dept.
Manning Municipal Utilities
Mid Iowa Regional Housing Authority
Midas Council of Governments
Mid-Iowa Development Association COG
Missouri River Energy Services
Mitchell County Regional Health Center
Monroe County Hospital
Mt. Pleasant Municipal Utilities
Newton Waterworks
NIMECA
North Central Reg. Emerg. Resp. Com.
North Iowa Area Council of Govts.
Ogden Municipal Utility
Page County Landfill Association
Palo Alto County Hospital
Plymouth County Solid Waste Agency
Pottawattamie County
Second Judicial Dist Dept. of Correct
Seventh Judicial District
Third Judicial District
Van Buren County Hospital
Washington County Hospital
Waverly Health Center
Webster County Solid Waste Commission
West Bank as Escrow Agent for Coralville
Winterset Municipal Utilities

 STATISTICAL INFORMATION (UNAUDITED)

MAJOR PARTICIPANTS

	Top Ten Participants		Top Twenty Participants		Top Fifty Participants
	Percent	Total Assets	Percent	Total Assets	Percent	Total Assets

2012	73%	393,342,100	82%	445,695,043	94%	509,409,879
2011	70%	366,772,444	80%	417,092,754	92%	484,160,277
2010	68%	297,982,346	78%	339,077,179	91%	397,601,718
2009	61%	293,717,646	71%	340,178,059	87%	417,691,066
2008	48%	169,271,079	60%	211,718,912	80%	283,235,598
2007	37%	88,409,383	50%	120,897,069	75%	179,823,065
2006	32%	65,432,579	47%	95,702,772	75%	152,227,092
2005	48%	112,257,335	63%	144,716,918	83%	191,099,445
2004	59%	151,601,053	72%	182,708,595	88%	225,109,501
2003	56%	137,395,976	68%	166,268,864	85%	209,040,889

INVESTMENT ADVISER
Miles Capital has served as the sole Investment Adviser to all investment alternatives within IPAIT since the program’s inception in 1987. As of June 30, 2012 Miles Capital had a total of $4.1 billion in assets under management, representing a diverse group of institutional and individual clients.

CONSULTANTS
IPAIT does not employ the use of any professional consultants beyond those service providers detailed in the Notes to
Financial Statement Section.

BROKERS
IPAIT does not employ the use of brokers in the operation of its various investment alternatives.

CHANGES IN PARTICIPANT ASSETS UNDER MANAGEMENT

			Annual			Annual
		Diversified Fund	Change		Diversified Fund	Change

	06/12	542,322,659	3.49%	06/07	240,334,243	18.11%
	03/12	517,894,507	1.09%	03/07	293,556,937	23.79%
	12/11	526,528,050	17.33%	12/06	245,158,277	1.04%
	09/11	511,342,006	2.58%	09/06	256,375,849	2.48%
	06/11	524,016,990	20.27%	06/06	203,481,541	-11.40%
	03/11	512,301,188	-8.29%	03/06	237,141,015	-1.43%
	12/10	448,774,035	-15.38%	12/05	242,636,140	9.50%
	09/10	498,458,887	-2.03%	09/05	250,171,968	13.12%
	06/10	435,708,180	-9.49%	06/05	229,667,966	-9.87%
	03/10	558,584,374	3.06%	03/05	240,589,826	-12.58%
	12/09	530,312,284	37.40%	12/04	221,582,170	-10.52%
	09/09	508,783,012	29.70%	09/04	221,163,016	-18.75%
	06/09	481,402,637	35.46%	06/04	254,818,110	-1.84%
	03/09	542,002,661	63.25%	03/04	275,215,747	10.58%
	12/08	385,961,736	34.00%	12/03	247,626,021	-16.67%
	09/08	392,271,966	44.78%	09/03	272,187,641	7.83%
	06/08	355,390,565	47.87%	06/03	259,601,282	2.23%
	03/08	331,998,874	13.10%	03/03	248,884,686	-10.42%
	12/07	288,037,962	17.49%	12/02	297,172,601	-6.16%
	09/07	270,935,522	5.68%	09/02	252,426,230	-4.62%

 STATISTICAL INFORMATION (CONT.) UNAUDITED)

MONTHLY AVERAGE YIELD COMPARISON
			Iowa Code	Iowa Code
	Diversified Fund	Money Market	Chapter 74A	Chapter 74A
Date	Net Rate	Benchmark	32-89 Day	90-179 Day

06/2012	0.01%	0.01%	0.05%	0.05%
05/2012	0.01%	0.01%	0.05%	0.05%
04/2012	0.01%	0.01%	0.05%	0.05%
03/2012	0.01%	0.01%	0.05%	0.05%
02/2012	0.02%	0.01%	0.05%	0.05%
01/2012	0.01%	0.01%	0.05%	0.05%
12/2011	0.02%	0.01%	0.05%	0.05%
11/2011	0.02%	0.01%	0.05%	0.05%
10/2011	0.02%	0.01%	0.05%	0.05%
09/2011	0.03%	0.01%	0.05%	0.05%
08/2011	0.01%	0.01%	0.05%	0.05%
07/2011	0.02%	0.01%	0.05%	0.05%

AVERAGE ANNUAL YIELD COMPARISON

	Diversified Fund	Money Market
	Net Rate	Benchmark

2012	0.02%	0.01%
2011	0.06%	0.01%
2010	0.13%	0.02%
2009	1.01%	0.70%
2008	3.46%	3.24%
2007	4.84%	4.54%
2006	3.70%	3.43%
2005	1.71%	1.41%
2004	0.59%	0.37%
2003	0.94%	0.80%

TOTAL NET INVESTMENT INCOME
FOR THE FISCAL YEARS ENDED JUNE 30,

	Diversified Fund

2012	81,377
2011	280,265
2010	625,355
2009	4,311,687
2008	10,042,030
2007	11,907,172
2006	8,475,466
2005	3,733,917
2004	1,477,818
2003	2,531,693

 CHANGES IN NET ASSETS (UNAUDITED)

For the Years Ended June 30,
(dollars in thousands)

DIVERSIFIED FUND
	2012	2011	2010	2009	2008
ADDITIONS
From investment activities:
Net investment income	$ 81	$ 280	$ 625	$ 4,312	$ 10,042
From unit transactions:
Units sold	959,524	1,203,124	1,015,718	1,404,293	1,350,872
Units transferred from
DGO on 9/09/2010	--	67,592	--	--	--
Units issued in reinvestment
of dividends from net
investment income	95	279	681	4,689	10,036
Total additions	959,700	1,271,275	1,017,024	1,413,294	1,370,950

DEDUCTIONS
Dividends to unitholders from:
Net investment income	(81)	(280)	(625)	(4,312)	(10,042)

From unit transactions:
Units redeemed	(941,313)	(1,182,686)	(1,062,094)	(1,282,970)	(1,245,851)
Total deductions	(941,394)	(1,182,966)	(1,062,719)	(1,287,282)	(1,255,893)

Changes in net assets	18,306	88,309	(45,695)	126,012	115,057

Net assets at beginning of period	524,017	435,708	481,403	355,391	240,334

Net assets at end of period	$ 542,323	$ 524,017	$ 435,708	$ 481,403	$ 355,391

	2007	2006	2005	2004	2003
ADDITIONS
From investment activities:
Net investment income	$ 11,907	$ 8,472	$ 3,734	$ 1,478	$ 2,532
From unit transactions:
Units sold	1,246,520	1,151,720	1,055,083	941,862	912,308
Units issued in reinvestment
of dividends from net
investment income	11,055	7,815	3,596	1,478	2,532
Total additions	1,269,482	1,168,007	1,062,413	944,818	917,372

DEDUCTIONS
Dividends to unitholders from:
Net investment income	(11,907)	(8,472)	(3,734)	(1,478)	(2,532)

From unit transactions:
Units redeemed	(1,220,723)	(1,185,721)	(1,083,829)	(933,547)	(923,763)
Total deductions	(1,232,630)	(1,194,193)	(1,087,563)	(935,025)	(926,295)

Changes in net assets	36,852	(26,186)	(25,150)	9,793	(8,923)

Net assets at beginning of period	203,482	229,668	254,818	245,025	253,948

Net assets at end of period	$ 240,334	$ 203,482	$ 229,668	$ 254,818	$ 245,025

 GLOSSARY OF INVESTMENT TERMS

Accrued interest - interest accumulated on all securities in a portfolio since the most recent payment date for each security.

Administrator - entity that carries out IPAIT policies and provides participant recordkeeping services.

Amortized Cost - method of accounting that gradually reduces a security's discount or premium on a straight-line basis.

Assets - items in financial statement with current market value owned by IPAIT.

Certificate of Deposit - debt instrument issued by a financial institution with an interest rate set by competitive forces in the marketplace.

Collateral - U.S. government or agency securities pledged to IPAIT until investment is repaid. For instance, the security for a collateralized certificate of deposit issued by an Iowa financial institution.

Compound Rate - interest calculation based upon investment of principal plus reinvestment of interest earned from previous period(s). IPAIT portfolio interest is compounded or reinvested monthly.

Custodian - bank that maintains custody of all IPAIT assets.

Discount - the dollar amount by which the par value of a bond exceeds its market price.

Diversified - spreading of risk by investing assets in several different categories of investment and assorted maturities within those categories.

Investment Adviser - Securities and Exchange Commission registered firm that provides investment advice to IPAIT.

Iowa Code Chapter 74A Rates - Minimum rates at which Iowa financial institutions may accept deposits of public funds for various periods.

Liabilities - claims on the assets of IPAIT.

Fair Value - the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Net Investment Income - income from IPAIT investments distributed to participants after payment of program operating expenses.

Nominal Rate - simple interest calculation based only upon the principal amount invested without reinvestment of earned interest.

Par Value - value of IPAIT investments at maturity.

Portfolio - all investments owned by IPAIT.

Premium - the dollar amount by which the market price of a bond exceeds its par value.

Redemptions - withdrawal of funds by participants from IPAIT.

Repurchase Agreement - agreement between IPAIT and a seller of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price at a stated time. The transaction is collateralized by U.S. government or U.S. agency securities with a market value of at least 102% of the value of the repurchase agreement.

Straight-Line - conservative accounting procedure to reduce a security's premium or discount in equal daily increments over its remaining period to maturity.

U.S. Government Agencies - securities issued by U.S. government sponsored corporations such as the Federal Home Loan Bank and Federal National Mortgage Association.

U.S. Government Securities - direct obligations of the U.S. government, such as Treasury bills, notes and bonds.

Yield Curve - graph plotting yields of securities of similar quality on vertical axis and maturities ranging from shortest to longest on horizontal axis.

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IOWA PUBLIC AGENCY INVESTMENT TRUST

c/o Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, IA 50266-1461

(800) 872-4024

www.IPAIT.org

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NA

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE IOWA PUBLIC AGENCY INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Sue Vavroch is the independent director named as the audit committee financial expert.

ITEM 4. Principal Accountant Fees and Services

(A)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

June 30, 2012

$16,000

June 30, 2011

$15,500

(B)NOT APPPLICABLE.

(C)TAX PREPARATION FEES. Professional services for the preparation of the Registrant’s tax returns by the principal accountant.

June 30, 2012

$1,200

June 30, 2011

$1,175

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G)NOT APPLICABLE.

(H)NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. Not Applicable.

ITEM 10.NOT APPPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE

DISCLOSURE CONTROLS AND PROCEDURES AS OF AUGUST 29, 2012, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY  AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT,  THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Craig Hall, Chair and Trustee

Date: August 29, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

David W. Miles, Chief Executive Officer, August 29, 2012

Amy Mitchell, Chief Financial Officer, August 29, 2012